PREFERRED STOCK (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2013 San Diego Gas and Electric Company and Subsidiary [Member] Maximum [Member]	Dec. 31, 2013 San Diego Gas and Electric Company and Subsidiary [Member] Minimum [Member]	Dec. 31, 2013 Southern California Gas Company [Member]	Dec. 31, 2013 S D G E Series Preference Stock [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Jun. 30, 2011 Preferred Stock, Pacific Enterprises [Member] Pacific Enterprises [Member]	Jun. 30, 2011 Preferred Stock, Pacific Enterprises [Member] Pacific Enterprises [Member] Maximum [Member]	Jun. 30, 2011 Preferred Stock, Pacific Enterprises [Member] Pacific Enterprises [Member] Minimum [Member]	Dec. 31, 2013 Preferred Stock, So Cal Gas [Member] Southern California Gas Company [Member]	Dec. 31, 2013 So Cal Gas Series Preferred Stock [Member] Southern California Gas Company [Member]	Dec. 31, 2012 So Cal Gas Series Preferred Stock [Member] Southern California Gas Company [Member]	Dec. 31, 2013 Twenty Five Dollar Par, Six Percent Series [Member] Southern California Gas Company [Member]	Dec. 31, 2012 Twenty Five Dollar Par, Six Percent Series [Member] Southern California Gas Company [Member]	Dec. 31, 2013 Twenty Five Dollar Par, Six Percent Seriesa [Member] Southern California Gas Company [Member]	Dec. 31, 2012 Twenty Five Dollar Par, Six Percent Seriesa [Member] Southern California Gas Company [Member]	Dec. 31, 2013 Preference Stock [Member] Southern California Gas Company [Member]	Dec. 31, 2013 So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]	Dec. 31, 2013 So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member] Pacific Enterprises [Member]	Dec. 31, 2012 So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member] Pacific Enterprises [Member]	Dec. 31, 2013 Preferred Stock Of Subsidiaries [Member]	Dec. 31, 2012 Preferred Stock Of Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share														$ 25		$ 25
Preferred Stock, Shares Authorized	50,000,000	50,000,000	25,000,000			1,000,000	0				5,000,000							5,000,000
Preferred Stock, Shares Outstanding														79,011		783,032			50,970
Preferred Stock, Redemption Price Per Share				$ 26.00	$ 20.25				$ 101.50	$ 100.00
Preferred Stock, Value, Outstanding												$ 22	$ 22	$ 3	$ 3	$ 19	$ 19			$ (2)	$ (2)	$ 20	$ 20
Preferred Stock, Liquidation Preference Per Share														$ 25		$ 25
Preferred stock redeemed			82					81
Accrued preferred stock dividends at redemption date			$ 1					$ 1